Document And Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Feb. 21, 2017	Jun. 30, 2016
Document Information [Line Items]
Entity Registrant Name	ONEOK INC /NEW/
Entity Central Index Key	0001039684
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 9.7
Entity Common Stock, Shares Outstanding		210,757,806
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016